CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Non-controlling Interest [Member]	Total
Begining Balance at Dec. 31, 2018	$ 148	$ 10,078	$ 32,971	$ 66		$ 1,413	$ 44,676
Begining Balance, Shares at Dec. 31, 2018	53,364,826
Net income			61,145			13	61,158
Other comprehensive income (loss), net				58		(6)	52
Share-based compensation		1,557					1,557
Adjustment to redemption value of redeemable non-controlling interest			(130)				(130)
Waiver of redeemable non-controlling interests (see note 13b)						2,317	2,317
Initial public offering of ordinary shares, net of offering costs	$ 32	69,752					69,784
Initial public offering of ordinary shares, net of offering costs, shares	11,000,000
Exercise of options	$ 6	383					389
Exercise of options, shares	1,233,338
Ending Balance at Dec. 31, 2019	$ 186	81,770	93,986	124		3,737	179,803
Ending Balance, shares at Dec. 31, 2019	65,598,164
Net income			75,030			(5)	75,025
Other comprehensive income (loss), net				232			232
Share-based compensation		12,845					12,845
Acquisition of non-controlling interest in exchange of ordinary shares (see note 13b)		2,220				(2,220)
Repurchase of ordinary shares					$ (17,218)		(17,218)
Repurchase of ordinary shares, shares	(786,882)
Exercise of options	$ 30	4,758					4,788
Exercise of options, shares	10,756,272
Ending Balance at Dec. 31, 2020	$ 216	101,593	169,016	356	(17,218)	1,512	$ 255,475
Ending Balance, shares at Dec. 31, 2020	75,567,554						75,567,554
Net income			164,971			103	$ 165,074
Other comprehensive income (loss), net				(1,675)			(1,675)
Share-based compensation		11,962					11,962
Acquisition of non-controlling interest in exchange of ordinary shares (see note 13b)	$ 582,826	(11,165)			12,780	$ (1,615)
Repurchase of ordinary shares					(35,365)		(35,365)
Repurchase of ordinary shares, shares	(693,734)
Exercise of options	$ 23	20,308					20,331
Exercise of options, shares	7,521,469
Ending Balance at Dec. 31, 2021	$ 239	$ 122,698	$ 333,987	$ (1,319)	$ (39,803)		$ 415,802
Ending Balance, shares at Dec. 31, 2021	82,978,115						82,978,115